Impairments - Loan credit quality (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure
Financial assets.	kr 357,401	kr 370,695
AAA
Disclosure of credit risk exposure
Financial assets.	148,439	156,988
AA+ to A-
Disclosure of credit risk exposure
Financial assets.	102,118	109,607
BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	69,983	72,362
CCC to D
Disclosure of credit risk exposure
Financial assets.	1,266	115
Gross carrying amount | Loans
Disclosure of credit risk exposure
Financial assets.	284,060	273,658
Gross carrying amount | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	31,934	28,382
Gross carrying amount | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	153,462	153,526
Gross carrying amount | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	66,680	63,832
Gross carrying amount | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	19,629	19,059
Gross carrying amount | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	12,355	8,859
Gross carrying amount | 12-month expected credit losses | Loans
Disclosure of credit risk exposure
Financial assets.	239,892	229,902
Gross carrying amount | 12-month expected credit losses | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	31,934	28,382
Gross carrying amount | 12-month expected credit losses | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	152,502	150,441
Gross carrying amount | 12-month expected credit losses | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	40,413	38,523
Gross carrying amount | 12-month expected credit losses | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	14,848	12,396
Gross carrying amount | 12-month expected credit losses | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	195	160
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Disclosure of credit risk exposure
Financial assets.	34,916	37,043
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	960	3,085
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	26,267	25,309
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	4,781	6,663
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	2,908	1,986
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Disclosure of credit risk exposure
Financial assets.	9,252	6,713
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	kr 9,252	kr 6,713